Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill [Abstract]
Goodwill
	2012	2013

Beginning balance	$4,580	$4,628
Goodwill acquired in acquisitions of business	-	24,992
Exchange rate differences	48	(111)

Ending balance	$4,628	$29,509